CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income for the year	$ 352,848,039	$ 80,578,982	$ 418,127,321
Other comprehensive income (loss) not to be reclassified to income in subsequent periods
Remeasurement of results from long term employee benefits	432,522	2,125,803	(3,309,641)
Income tax related to remeasurement of results from long-term employee benefits	(151,383)	(744,031)	1,158,378
Total other comprehensive income (loss) not to be reclassified to income in subsequent periods	281,139	1,381,772	(2,151,263)
Total other comprehensive income (loss) for the year	281,139	1,381,772	(2,151,263)
Total comprehensive income for the year	353,129,178	81,960,754	415,976,058
Attributable to:
– Equity holders of the parent	346,673,535	66,416,420	421,943,060
– Non-controlling interests	6,455,643	15,544,334	(5,967,002)
Total comprehensive income loss for attributable for the year	$ 353,129,178	$ 81,960,754	$ 415,976,058